Share Capital - Disclosure of number and weighted average exercise prices of RSUs (Details) - Restricted share units [Member]	12 Months Ended
	Apr. 30, 2026 Shares $ / shares	Apr. 30, 2025 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Outstanding, beginning of the year | Shares	1,360,868	1,044,073
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 2.06	$ 1.69
Issued | Shares	1,642,000	775,000
Weighted average exercise price, Issued | $ / shares	$ 2.51	$ 2.34
Exercised and converted to shares | Shares	(749,080)	(378,732)
Weighted average exercise price exercised and converted to shares | $ / shares	$ 1.87	$ 1.69
Cancelled | Shares	(104,452)	(79,473)
Weighted average exercise price cancelled | $ / shares	$ 4.17	$ 1.79
Outstanding, end of the year | Shares	2,149,336	1,360,868
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.33	$ 2.06